Revenue - Contract Balances - Summary of Expected Revenue In Relation To Performance Obligations (Detail) ₩ in Millions	Dec. 31, 2020 KRW (₩)
Disclosure Of Expected Revenue In Relation To Performance Obligations [Line Items]
Expected Revenue	₩ 14,813,583
2021
Disclosure Of Expected Revenue In Relation To Performance Obligations [Line Items]
Expected Revenue	5,823,397
2022
Disclosure Of Expected Revenue In Relation To Performance Obligations [Line Items]
Expected Revenue	4,541,484
2023
Disclosure Of Expected Revenue In Relation To Performance Obligations [Line Items]
Expected Revenue	2,701,438
After 2024
Disclosure Of Expected Revenue In Relation To Performance Obligations [Line Items]
Expected Revenue	₩ 1,747,264